UNITED STATES
		     SECURITIES AND EXCHANGE COMMISSION

			Washington,  D.C.     20549


				       FORM N-Q

	        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
               REGISTERED MANAGEMENT INVESTMENT COMPANIES



              Investment Company Act file number 811-03636
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                The Guardian Variable Contract Funds, Inc.
-----------------------------------------------------------------------
             (Exact name of registrant as specified in charter)


                   7 Hanover Square New York, N.Y. 10004
 -----------------------------------------------------------------------

             (Address of principal executive offices)   (Zip code)


     John H. Walter                      Thomas G. Sorell
     The Guardian Variable Contract      The Guardian Variable Contract
     Funds, Inc.                         Funds, Inc.
     7 Hanover Square                    7 Hanover Square
     New York, N.Y. 10004                New York, N.Y. 10004

 -----------------------------------------------------------------------
		(Name and address of agents for service)


  Registrant's telephone number, including area code:  (800) 221-3253
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		Date of fiscal year end:  December 31
 -----------------------------------------------------------------------

		Date of reporting period: September 30, 2006
 -----------------------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

The Guardian Stock Fund

Schedule of Investments

September 30, 2006 (Unaudited)

Shares                                                    Value
----------------------------------------------------------------
Common Stocks - 99.7%
Aerospace and Defense - 2.7%
  201,600         Boeing Co.                   $      15,896,160
  161,700         General Dynamics Corp.              11,589,039

                                                      27,485,199

Biotechnology - 1.3%
  187,800         Gilead Sciences, Inc.*              12,901,860

Capital Markets - 4.1%
  134,600         Goldman Sachs Group, Inc.           22,770,282
  187,000         Legg Mason, Inc.                    18,860,820

                                                      41,631,102

Chemicals - 1.5%
  246,700         Dow Chemical Co.                     9,616,366
  127,800         Rohm & Haas Co.                      6,051,330

                                                      15,667,696

Commercial Banks - 2.2%
  759,800         Synovus Financial Corp.             22,315,326

Commercial Services and Supplies - 0.5%
  157,100         Robert Half Int'l., Inc.             5,336,687

Communications Equipment - 3.2%
  361,900         Corning, Inc.*                       8,833,979
  615,900         Motorola, Inc.                      15,397,500
  452,200         Nokia Corp. ADR                      8,903,818

                                                      33,135,297

Computers and Peripherals - 5.2%
  418,900         Apple Computer, Inc.*               32,267,867
  994,700         EMC Corp.*                          11,916,506
  240,800         Hewlett Packard Co.                  8,834,952

                                                      53,019,325

Consumer Finance - 4.6%
  380,500         Americredit Corp*                    9,508,695
  525,400         MasterCard, Inc. - Class A*         36,961,890

                                                      46,470,585

Diversified Financial Services - 3.5%
  768,300         J.P. Morgan Chase & Co.             36,079,368

Diversified Telecommunication Services - 4.9%
1,127,736         AT & T, Inc.                        36,719,084
  304,600         BellSouth Corp.                     13,021,650

                                                      49,740,734

Electronic Equipment and Instruments - 1.1%
  391,500         Jabil Circuit, Inc.                 11,185,155

Energy Equipment and Services - 2.6%
  367,100         Transocean, Inc.*                   26,882,733

Food and Staples Retailing - 2.0%
  415,900         Wal-Mart Stores, Inc.               20,512,188

Food Products - 3.5%
  359,400         Dean Foods Co.*                     15,101,988
  364,100         General Mills, Inc.                 20,608,060

                                                      35,710,048
Shares                                                    Value
----------------------------------------------------------------
Health Care Providers and Services - 2.4%
  227,500         Caremark Rx, Inc.            $      12,892,425
  228,500         UnitedHealth Group, Inc.            11,242,200

                                                      24,134,625

Hotels, Restaurants and Leisure - 1.9%
  489,700         McDonald's Corp.                    19,157,064

Household Durables - 2.0%
  235,600         KB Home                             10,319,280
  355,500         Newell Rubbermaid, Inc.             10,067,760

                                                      20,387,040

Household Products - 0.8%
  135,900         Procter & Gamble Co.                 8,423,082

Independent Power Producers and Energy Traders - 1.5%
  754,400         AES Corp.*                          15,382,216

Industrial Conglomerates - 3.0%
  609,700         General Electric Co.                21,522,410
  310,600         Tyco Int'l. Ltd.                     8,693,694

                                                      30,216,104

Information Technology Services - 1.9%
  622,700         Accenture Ltd. - Class A            19,745,817

Insurance - 6.9%
  331,500         American Int'l. Group, Inc.         21,965,190
  714,500         Aon Corp.                           24,200,115
  281,600         Fidelity National Financial, Inc.   11,728,640
  371,300         Genworth Financial, Inc. - Class    12,999,213

                                                      70,893,158

Internet Software and Services - 2.1%
  424,200         eBay, Inc.*                         12,030,312
   13,900         Google, Inc. - Class A*              5,586,410
  132,300         Yahoo! Inc.*                         3,344,544

                                                      20,961,266

Machinery - 3.2%
  353,300         Caterpillar, Inc.                   23,247,140
  245,800         Ingersoll-Rand Co. Ltd. - Class A    9,335,484

                                                      32,582,624

Media - 3.1%
  514,800         Grupo Televisa S.A. ADR             10,944,648
  549,700         Viacom, Inc. - Class B*             20,437,846

                                                      31,382,494

Multiline Retail - 1.8%
  421,300         Federated Department Stores, Inc.   18,204,373

Oil, Gas and Consumable Fuels - 8.3%
  450,500         Chevron Corp.                       29,219,430
  268,100         Devon Energy Corp.                  16,930,515
  617,100         Enterprise Products Partners LP     16,507,425
  201,700         Exxon Mobil Corp.                   13,534,070
  198,100         Noble Energy, Inc.                   9,031,379

                                                      85,222,819

Pharmaceuticals - 9.7%
  582,000         Abbott Laboratories                 28,261,920
  152,800         AstraZeneca PLC ADR                  9,550,000
Shares                                                    Value
----------------------------------------------------------------
1,078,980         Pfizer, Inc.                 $      30,599,873
  598,600         Wyeth                               30,432,824

                                                      98,844,617

Road and Rail - 1.7%
  236,200         Burlington Northern Santa Fe        17,346,528

Software - 1.8%
  681,675         Microsoft Corp.                     18,630,178

Specialty Retail - 0.9%
  266,300         Home Depot, Inc.                     9,658,701

Thrifts and Mortgage Finance - 1.7%
  258,100         Federal Home Loan Mortgage Corp.    17,119,773

Tobacco - 2.1%
  283,000         Altria Group, Inc.                  21,663,650

                  Total Common Stocks              1,018,029,432
                  (Cost $917,940,522)

Principal
Amount                                                    Value
----------------------------------------------------------------
Repurchase Agreement - 1.5%
$15,285,000       State Street Bank and Trust C$      15,285,000
                  repurchase agreement,
                  dated 9/29/06, maturity
                  value $15,291,471 at
                  5.08%, due 10/2/2006(1)
                  (Cost $15,285,000)

Total Investments - 101.2%                         1,033,314,432
(Cost $933,225,522)
Liabilities in Excess of Cash, Receivables and Othe  -11,972,584

Net Assets - 100%                              $   1,021,341,848


*  Non-income producing security.
(1) The repurchase agreement is fully collateralized by $15,195,000 in U.S. Government Agency, 5.00%, due 4/15/2015, with a value of $15,593,869.

Glossary:
ADR - American Depositary Receipt.
-------------------------------------------------------------------

The cost of investments owned at September 30, 2006 for federal income tax purposes was substantially the same as the cost for financial reporting purposes for the Fund. The gross unrealized appreciation and depreciation of investments excluding foreign currency and futures at September 30, 2006 were as follows:

Gross unrealized appreciation ................. $    128,174,568
Gross unrealized depreciation .................      (28,085,658)
					          --------------
Net unrealized appreciation ................... $    100,088,910
                                                  ==============
-------------------------------------------------------------------

The Guardian VC 500 Index Fund

Schedule of Investments

September 30, 2006 (Unaudited)


Shares                                                   Value
---------------------------------------------------------------
Common Stocks - 97.6%
Aerospace and Defense - 2.3%
   15,941         Boeing Co.                   $      1,256,948
    7,296         General Dynamics Corp.                522,904
    2,074         Goodrich Corp.                         84,038
   15,604         Honeywell Int'l., Inc.                638,204
    2,900         L-3 Comm. Hldgs., Inc.                227,157
    7,403         Lockheed Martin Corp.                 637,102
    8,930         Northrop Grumman Corp.                607,865
    7,852         Raytheon Co.                          376,975
    2,736         Rockwell Collins, Inc.                150,042
   20,200         United Technologies Corp.           1,279,670

                                                      5,780,905

Air Freight and Logistics - 0.9%
    6,394         FedEx Corp.                           694,900
   22,059         United Parcel Svc., Inc.
			- Class B		      1,586,924

                                                      2,281,824

Airlines - 0.1%
   18,199         Southwest Airlines Co.                303,195

Auto Components - 0.1%
    2,622         Goodyear Tire & Rubber Co.*            38,019
    4,088         Johnson Controls, Inc.                293,273

                                                        331,292

Automobiles - 0.4%
   36,944         Ford Motor Co.                        298,877
   11,434         General Motors Corp.                  380,295
    5,221         Harley-Davidson, Inc.                 327,618

                                                      1,006,790

Beverages - 2.2%
   14,362         Anheuser-Busch Cos., Inc.             682,339
    2,046         Brown-Forman Corp. - Class B          156,826
   42,764         Coca-Cola Co.                       1,910,695
    8,124         Coca-Cola Enterprises, Inc.           169,223
    3,500         Constellation Brands, Inc.
			- Class A*     		        100,730
    1,841         Molson Coors Brewing Co.
			- Class B		        126,845
    4,264         Pepsi Bottling Group, Inc.            151,372
   32,671         PepsiCo., Inc.                      2,132,109

                                                      5,430,139

Biotechnology - 1.3%
   23,617         Amgen, Inc.*                        1,689,324
    7,754         Biogen Idec, Inc.*                    346,449
    5,005         Genzyme Corp.*                        337,687
    9,200         Gilead Sciences, Inc.*                632,040
    6,441         MedImmune, Inc.*                      188,142

                                                      3,193,642

Building Products - 0.1%
    3,957         American Standard Cos., Inc.          166,075
    7,420         Masco Corp.                           203,457

                                                        369,532

Capital Markets - 3.6%
    4,567         Ameriprise Financial, Inc.            214,192
Shares                                                   Value
---------------------------------------------------------------
   14,970         Bank of New York, Inc.       $        527,842
    2,876         Bear Stearns Cos., Inc.               402,928
   22,577         Charles Schwab Corp.                  404,128
   10,100         E*TRADE Financial Corp.*              241,592
    1,739         Federated Investors, Inc.
			- Class B			 58,796
    3,987         Franklin Resources, Inc.              421,625
    8,702         Goldman Sachs Group, Inc.           1,472,117
    6,726         Janus Capital Group, Inc.             132,637
    2,500         Legg Mason, Inc.                      252,150
   10,848         Lehman Brothers Hldgs., Inc.          801,233
    7,285         Mellon Financial Corp.                284,843
   18,064         Merrill Lynch & Co., Inc.           1,412,966
   21,983         Morgan Stanley                      1,602,781
    3,863         Northern Trust Corp.                  225,715
    6,370         State Street Corp.                    397,488
    4,316         T. Rowe Price Group, Inc.             206,521

                                                      9,059,554

Chemicals - 1.4%
    3,869         Air Products & Chemicals, Inc.        256,786
    1,031         Ashland, Inc.                          65,757
   19,542         Dow Chemical Co.                      761,747
   18,905         E.I. Du Pont de Nemours & Co.         809,890
    1,156         Eastman Chemical Co.                   62,447
    4,704         Ecolab, Inc.                          201,425
    1,633         Hercules, Inc.*                        25,753
    1,417         Int'l. Flavors & Fragrances, Inc.      56,028
   11,514         Monsanto Co.                          541,273
    2,995         PPG Inds., Inc.                       200,905
    5,483         Praxair, Inc.                         324,374
    3,888         Rohm & Haas Co.                       184,097
    1,351         Sigma-Aldrich                         102,230

                                                      3,592,712

Commercial Banks - 4.1%
    8,364         AmSouth Bancorporation                242,891
   10,334         BB&T Corp.                            452,423
    3,064         Comerica, Inc.                        174,403
    3,500         Commerce Bancorp, Inc.                128,485
    2,100         Compass Bancshares, Inc.              119,658
   10,354         Fifth Third Bancorp                   394,280
    2,992         First Horizon Nat'l. Corp.            113,726
    7,298         Huntington Bancshares, Inc.           174,641
    7,242         KeyCorp                               271,141
    2,000         M & T Bank Corp.                      239,920
    3,796         Marshall & Ilsley Corp.               182,891
   11,847         National City Corp.                   433,600
   10,066         North Fork Bancorporation, Inc.       288,290
    6,005         PNC Financial Svcs. Group             435,002
    9,258         Regions Financial Corp.               340,602
    7,523         SunTrust Banks, Inc.                  581,377
    5,299         Synovus Financial Corp.               155,632
   34,097         U.S. Bancorp                        1,132,702
   31,447         Wachovia Corp.                      1,754,743
   67,910         Wells Fargo & Co.                   2,456,984
    1,672         Zions Bancorporation                  133,442

                                                     10,206,833
Shares                                                   Value
---------------------------------------------------------------
Commercial Services and Supplies - 0.6%
    4,913         Allied Waste Inds., Inc.*    $         55,370
    2,079         Avery Dennison Corp.                  125,094
    1,898         Avis Budget Group, Inc.                34,714
    3,041         Cintas Corp.                          124,164
    2,150         Equifax, Inc.                          78,927
    2,470         Monster Worldwide, Inc.*               89,389
    8,465         Pitney Bowes, Inc.                    375,592
    4,695         R.R. Donnelley & Sons Co.             154,747
    2,619         Robert Half Int'l., Inc.               88,967
   11,422         Waste Management, Inc.                418,959

                                                      1,545,923

Communications Equipment - 2.7%
    1,701         ADC Telecomm., Inc.*                   25,515
    3,629         Andrew Corp.*                          33,496
    6,957         Avaya, Inc.*                           79,588
    2,154         Ciena Corp.*                           58,696
  120,263         Cisco Systems, Inc.*                2,766,049
    2,797         Comverse Technology, Inc.*             59,968
   30,763         Corning, Inc.*                        750,925
   27,463         JDS Uniphase Corp.*                    60,144
   11,000         Juniper Networks, Inc.*               190,080
   72,571         Lucent Technologies, Inc.*            169,816
   48,505         Motorola, Inc.                      1,212,625
   33,468         QUALCOMM, Inc.                      1,216,562
    8,953         Tellabs, Inc.*                         98,125

                                                      6,721,589

Computers and Peripherals - 3.5%
   17,533         Apple Computer, Inc.*               1,350,567
   47,143         Dell, Inc.*                         1,076,746
   45,971         EMC Corp.*                            550,732
   55,301         Hewlett Packard Co.                 2,028,994
   30,422         Int'l. Business Machines            2,492,779
    2,204         Lexmark Int'l. Group, Inc.
			Class A*		        127,083
    2,932         NCR Corp.*                            115,755
    8,633         Network Appliance, Inc.*              319,507
    2,794         QLogic Corp.*                          52,807
    4,800         SanDisk Corp.*                        256,992
   55,932         Sun Microsystems, Inc.*               277,982

                                                      8,649,944

Construction and Engineering - 0.1%
    2,106         Fluor Corp.                           161,930

Construction Materials - 0.0%
    1,518         Vulcan Materials Co.                  118,783

Consumer Finance - 0.8%
   22,837         American Express Co.                1,280,699
    5,524         Capital One Financial Corp.           434,518
    7,586         SLM Corp.                             394,320

                                                      2,109,537

Containers and Packaging - 0.2%
    1,698         Ball Corp.                             68,684
    2,984         Bemis Co., Inc.                        98,054
    2,370         Pactiv Corp.*                          67,356
    2,355         Sealed Air Corp.                      127,453
Shares                                                   Value
---------------------------------------------------------------
    1,604         Temple-Inland, Inc.          $         64,320

                                                        425,867

Distributors - 0.1%
    5,413         Genuine Parts Co.                     233,463

Diversified Consumer Services - 0.1%
    2,958         Apollo Group, Inc. - Class A*         145,652
    6,318         H & R Block, Inc.                     137,353

                                                        283,005

Diversified Financial Services - 5.6%
   92,081         Bank of America Corp.               4,932,779
      700         Chicago Mercantile Exchange
			Holdings, Inc. 		        334,775
    4,000         CIT Group, Inc.                       194,520
   98,938         Citigroup, Inc.                     4,914,251
   70,708         J.P. Morgan Chase & Co.             3,320,448
    4,648         Moody's Corp.                         303,886

                                                     14,000,659

Diversified Telecommunication Services - 2.8%
   82,113         AT & T, Inc.                        2,673,599
   36,963         BellSouth Corp.                     1,580,168
    2,122         CenturyTel, Inc.                       84,180
    4,221         Citizens Comm. Co.                     59,263
    2,740         Embarq Corp.                          132,534
   32,677         Qwest Comm. Int'l., Inc.*             284,943
   58,236         Verizon Comm.                       2,162,303
    6,929         Windstream Corp.                       91,394

                                                      7,068,384

Electric Utilities - 1.5%
    3,880         Allegheny Energy, Inc.*               155,860
    7,774         American Electric Power, Inc.         282,740
    6,073         Edison Int'l.                         252,880
    3,852         Entergy Corp.                         301,342
   14,956         Exelon Corp.                          905,436
    7,451         FirstEnergy Corp.                     416,213
    7,412         FPL Group, Inc.                       333,540
    1,550         Pinnacle West Capital Corp.            69,827
    6,916         PPL Corp.                             227,536
    5,078         Progress Energy, Inc.                 230,440
   13,384         Southern Co.                          461,213

                                                      3,637,027

Electrical Equipment - 0.4%
    2,932         American Power Conversion Corp.        64,387
    2,094         Cooper Inds. Ltd. - Class A           178,450
    7,695         Emerson Electric Co.                  645,303
    3,531         Rockwell Automation, Inc.             205,151

                                                      1,093,291

Electronic Equipment and Instruments - 0.3%
    9,869         Agilent Technologies, Inc.*           322,618
    2,956         Jabil Circuit, Inc.                    84,453
    2,894         Molex, Inc.                           112,779
    9,102         Sanmina-SCI Corp.*                     34,041
   24,921         Solectron Corp.*                       81,242
    3,432         Symbol Technologies, Inc.              51,000
Shares                                                   Value
---------------------------------------------------------------
    1,335         Tektronix, Inc.              $         38,622

                                                        724,755

Energy Equipment and Services - 1.7%
    7,888         B.J. Svcs. Co.                        237,665
    6,815         Baker Hughes, Inc.                    464,783
   20,590         Halliburton Co.                       585,786
    6,320         Nabors Inds., Inc.*                   188,020
    3,000         National-Oilwell Varco, Inc.*         175,650
    3,207         Noble Corp.                           205,825
    2,114         Rowan Cos., Inc.                       66,866
   24,058         Schlumberger Ltd.                   1,492,318
    6,670         Transocean, Inc.*                     488,444
    6,400         Weatherford Int'l. Ltd.*              267,008

                                                      4,172,365

Food and Staples Retailing - 2.3%
    8,757         Costco Wholesale Corp.                435,048
   17,192         CVS Corp.                             552,207
   16,796         Kroger Co.                            388,659
    7,770         Safeway, Inc.                         235,820
    3,107         Supervalu, Inc.                        92,123
   12,894         Sysco Corp.                           431,304
   53,782         Wal-Mart Stores, Inc.               2,652,528
   19,380         Walgreen Co.                          860,278
    2,600         Whole Foods Market, Inc.              154,518

                                                      5,802,485

Food Products - 1.2%
   12,488         Archer-Daniels-Midland Co.            473,045
    7,064         Campbell Soup Co.                     257,836
    8,985         ConAgra Foods, Inc.                   219,953
    2,600         Dean Foods Co.*                       109,252
    6,325         General Mills, Inc.                   357,995
    5,712         H.J. Heinz Co.                        239,504
    5,575         Hershey Co.                           297,984
    6,792         Kellogg Co.                           336,340
    2,128         McCormick & Co., Inc.                  80,821
   12,896         Sara Lee Corp.                        207,239
    4,500         Tyson Foods, Inc. - Class A            71,460
    5,402         W.M. Wrigley Jr. Co.                  248,816

                                                      2,900,245

Gas Utilities - 0.0%
      938         NICOR, Inc.                            40,109
      605         Peoples Energy Corp.                   24,593

                                                         64,702

Health Care Equipment and Supplies - 1.6%
      806         Bausch & Lomb, Inc.                    40,405
   12,386         Baxter Int'l., Inc.                   563,068
    4,439         Becton Dickinson & Co., Inc.          313,704
    3,938         Biomet, Inc.                          126,764
   26,319         Boston Scientific Corp.*              389,258
    1,891         C.R. Bard, Inc.                       141,825
    2,597         Hospira, Inc.*                         99,387
   24,740         Medtronic, Inc.                     1,148,926
    8,090         St. Jude Medical, Inc.*               285,496
    8,212         Stryker Corp.                         407,233
Shares                                                   Value
---------------------------------------------------------------
    5,170         Zimmer Hldgs., Inc.*         $        348,975

                                                      3,865,041

Health Care Providers and Services - 2.7%
   12,292         Aetna, Inc.                           486,149
    4,226         AmerisourceBergen Corp.               191,015
    8,368         Cardinal Health, Inc.                 550,112
    8,800         Caremark Rx, Inc.                     498,696
    2,296         Cigna Corp.                           267,071
    3,150         Coventry Health Care, Inc.*           162,288
    3,538         Express Scripts, Inc.*                267,084
    8,330         HCA, Inc.                             415,584
    4,134         Health Management Assoc.,
			Inc. - Class A		         86,401
    3,135         Humana, Inc.*                         207,192
    2,400         Laboratory Corp. of America*          157,368
    1,471         Manor Care, Inc.                       76,904
    5,759         McKesson Corp.                        303,614
    6,534         Medco Health Solutions, Inc.*         392,759
    2,100         Patterson Cos., Inc.*                  70,581
    3,696         Quest Diagnostics, Inc.               226,047
    7,310         Tenet Healthcare Corp.*                59,503
   27,600         UnitedHealth Group, Inc.            1,357,920
   12,606         WellPoint, Inc.*                      971,292

                                                      6,747,580

Health Care Technology - 0.0%
    4,244         IMS Health, Inc.                      113,060

Hotels, Restaurants and Leisure - 1.5%
   10,827         Carnival Corp.                        509,194
    2,562         Darden Restaurants, Inc.              108,808
    3,771         Harrah's Entertainment, Inc.          250,508
    8,124         Hilton Hotels Corp.                   226,253
    5,884         Int'l. Game Technology                244,186
    7,232         Marriott Int'l., Inc. - Class A       279,444
   23,261         McDonald's Corp.                      909,970
   15,064         Starbucks Corp.*                      512,929
    4,298         Starwood Hotels & Resorts
			Worldwide, Inc.      		245,803
    2,530         Wendy's Int'l., Inc.                  169,510
    3,797         Wyndham Worldwide Corp.*              106,202
    5,173         Yum! Brands, Inc.                     269,255

                                                      3,832,062

Household Durables - 0.6%
    1,205         Black & Decker Corp.                   95,617
    2,442         Centex Corp.                          128,498
    5,000         D.R. Horton, Inc.                     119,750
    2,245         Fortune Brands, Inc.                  168,622
    1,300         Harman Int'l. Inds., Inc.             108,472
    1,490         KB Home                                65,262
    2,928         Leggett & Platt, Inc.                  73,288
    3,400         Lennar Corp. -  Class A               153,850
    5,096         Newell Rubbermaid, Inc.               144,319
    4,860         Pulte Homes, Inc.                     154,839
      873         Snap-On, Inc.                          38,892
    1,281         Stanley Works                          63,858
    1,159         Whirlpool Corp.                        97,483

                                                      1,412,750
Shares                                                   Value
---------------------------------------------------------------
Household Products - 2.2%
    3,445         Clorox Co.                   $        217,035
    9,818         Colgate-Palmolive Co.                 609,698
    9,529         Kimberly-Clark Corp.                  622,815
   65,562         Procter & Gamble Co.                4,063,533

                                                      5,513,081

Independent Power Producers and Energy Traders - 0.4%
   13,081         AES Corp.*                            266,722
    3,844         Constellation Energy Group, Inc.      227,565
    5,523         Dynegy, Inc. - Class A*                30,597
    8,760         TXU Corp.                             547,675

                                                      1,072,559

Industrial Conglomerates - 3.9%
   14,694         3M Co.                              1,093,528
  205,251         General Electric Co.                7,245,360
    2,366         Textron, Inc.                         207,025
   38,378         Tyco Int'l. Ltd.                    1,074,200

                                                      9,620,113

Information Technology Services - 0.9%
    2,300         Affiliated Computer Svcs.,
			Inc. - Class A		        119,278
    9,913         Automatic Data Processing, Inc.       469,281
    3,266         Computer Sciences Corp.*              160,426
    2,590         Convergys Corp.*                       53,484
   10,014         Electronic Data Systems Corp.         245,543
   15,929         First Data Corp.                      669,018
    3,775         Fiserv, Inc.*                         177,765
    7,597         Paychex, Inc.                         279,949
    2,167         Sabre Hldgs. Corp. - Class A           50,686
    4,833         Unisys Corp.*                          27,355

                                                      2,252,785

Insurance - 4.7%
    6,224         ACE Ltd.                              340,639
   11,497         AFLAC, Inc.                           526,103
   12,499         Allstate Corp.                        784,062
    2,084         Ambac Financial Group, Inc.           172,451
   50,903         American Int'l. Group, Inc.         3,372,833
    5,608         Aon Corp.                             189,943
    7,936         Chubb Corp.                           412,355
    4,875         Cincinnati Financial Corp.            234,292
    8,000         Genworth Financial, Inc. -
			Class A			        280,080
    5,690         Hartford Financial Svcs.
			Group, Inc.		        493,607
    6,446         Lincoln Nat'l. Corp.                  400,168
    9,663         Loews Corp.                           366,228
    9,751         Marsh & McLennan Cos., Inc.           274,491
    2,700         MBIA, Inc.                            165,888
   15,772         MetLife, Inc.                         893,957
    5,188         Principal Financial Group, Inc.       281,605
   14,224         Progressive Corp.                     349,057
    9,477         Prudential Financial, Inc.            722,621
    2,047         SAFECO Corp.                          120,630
   13,898         St. Paul Travelers Cos., Inc.         651,677
    1,782         Torchmark Corp.                       112,462
    9,310         UnumProvident Corp.                   180,521
Shares                                                   Value
---------------------------------------------------------------
    3,956         XL Capital Ltd. - Class A    $        271,777

                                                     11,597,447

Internet and Catalog Retail - 0.1%
    5,800         Amazon.com, Inc*                      186,296

Internet Software and Services - 1.2%
   22,834         eBay, Inc.*                           647,572
    4,300         Google, Inc. - Class A*             1,728,170
    4,100         VeriSign, Inc.*                        82,820
   24,076         Yahoo! Inc.*                          608,642

                                                      3,067,204

Leisure Equipment and Products - 0.1%
    1,348         Brunswick Corp.                        42,044
    4,363         Eastman Kodak Co.                      97,731
    2,589         Hasbro, Inc.                           58,900
    6,533         Mattel, Inc.                          128,700

                                                        327,375

Life Sciences Tools and Services - 0.2%
    3,176         Applera Corp.-Applied Biosystems
			Group				105,157
    2,600         Fisher Scientific Int'l., Inc.*       203,424
      723         Millipore Corp.*                       44,320
    1,870         PerkinElmer, Inc.                      35,399
    2,490         Thermo Electron Corp.*                 97,932
    1,962         Waters Corp.*                          88,839

                                                        575,071

Machinery - 1.5%
   13,694         Caterpillar, Inc.                     901,065
    1,018         Cummins, Inc.                         121,376
    5,066         Danaher Corp.                         347,882
    4,466         Deere & Co.                           374,742
    7,032         Dover Corp.                           333,598
    2,646         Eaton Corp.                           182,177
   11,408         Illinois Tool Works, Inc.             512,219
    5,794         Ingersoll-Rand Co. Ltd. - Class A     220,056
    4,742         ITT Inds., Inc.                       243,122
    1,251         Navistar Int'l. Corp.*                 32,301
    4,573         PACCAR, Inc.                          260,753
    2,232         Pall Corp.                             68,768
    2,365         Parker-Hannifin Corp.                 183,832

                                                      3,781,891

Media - 3.4%
   15,737         CBS Corp. - Class B                   443,311
    9,954         Clear Channel Comm., Inc.             287,173
   43,088         Comcast Corp. - Class A*            1,587,793
    1,257         Dow Jones & Co., Inc.                  42,160
    5,313         Gannett Co., Inc.                     301,938
    7,803         Interpublic Group Cos., Inc.*          77,250
    6,524         McGraw-Hill Cos., Inc.                378,588
      742         Meredith Corp.                         36,603
    3,273         New York Times Co. - Class A           75,213
   44,800         News Corp. - Class A                  880,320
    3,111         Omnicom Group, Inc.                   291,190
    1,600         Scripps E.W. Co. - Class A             76,688
   86,724         Time Warner, Inc.                   1,580,978
    6,418         Tribune Co.                           209,997
Shares                                                   Value
---------------------------------------------------------------
    5,466         Univision Comm., Inc. -
			Class A*	       $        187,702
   15,737         Viacom, Inc. - Class B*               585,102
   42,416         Walt Disney Co.                     1,311,078

                                                      8,353,084

Metals and Mining - 0.8%
   16,825         Alcoa, Inc.                           471,773
    1,806         Allegheny Technologies, Inc.          112,315
    4,391         Freeport-McMoran Copper & Gold, I     233,865
    9,604         Newmont Mining Corp.                  410,571
    5,922         Nucor Corp.                           293,080
    4,496         Phelps Dodge Corp.                    380,811
    2,788         United States Steel Corp.             160,812

                                                      2,063,227

Multiline Retail - 1.2%
    1,734         Big Lots, Inc.*                        34,351
    1,262         Dillards, Inc. - Class A               41,305
    6,584         Dollar General Corp.                   89,740
    2,592         Family Dollar Stores, Inc.             75,790
   11,094         Federated Department Stores, Inc.     479,372
    5,398         J.C. Penney Co., Inc.                 369,169
    6,913         Kohl's Corp.*                         448,792
    4,040         Nordstrom, Inc.                       170,892
    1,811         Sears Hldgs. Corp.*                   286,301
   17,546         Target Corp.                          969,416

                                                      2,965,128

Multi-Utilities - 1.4%
    4,315         Ameren Corp.                          227,789
    7,948         CenterPoint Energy, Inc.              113,815
    7,452         CMS Energy Corp.*                     107,607
    4,764         Consolidated Edison, Inc.             220,097
    6,657         Dominion Resources, Inc.              509,194
    4,105         DTE Energy Co.                        170,399
   23,302         Duke Energy Corp.                     703,720
    4,794         KeySpan Corp.                         197,225
    4,793         NiSource, Inc.                        104,200
    6,780         PG&E Corp.                            282,387
    5,184         Public Svc. Enterprise Group, Inc     317,209
    5,394         Sempra Energy                         271,049
    2,588         TECO Energy, Inc.                      40,502
    5,953         Xcel Energy, Inc.                     122,929

                                                      3,388,122

Office Electronics - 0.1%
   20,891         Xerox Corp.*                          325,064

Oil, Gas and Consumable Fuels - 7.4%
    9,186         Anadarko Petroleum Corp.              402,622
    7,096         Apache Corp.                          448,467
    6,700         Chesapeake Energy Corp.               194,166
   43,519         Chevron Corp.                       2,822,642
   32,535         ConocoPhillips                      1,936,809
    3,600         CONSOL Energy, Inc                    114,228
    8,698         Devon Energy Corp.                    549,279
   13,790         El Paso Corp.                         188,096
    4,845         EOG Resources, Inc.                   315,167
  121,202         Exxon Mobil Corp.                   8,132,654
    5,421         Hess Corp.                            224,538
Shares                                                   Value
---------------------------------------------------------------
    2,245         Kinder Morgan, Inc.          $        235,388
    7,248         Marathon Oil Corp.                    557,371
    3,000         Murphy Oil Corp.                      142,650
   17,458         Occidental Petroleum Corp.            839,905
    2,532         Sunoco, Inc.                          157,465
   12,700         Valero Energy Corp.                   653,669
   10,715         Williams Cos., Inc.                   255,767
    6,133         XTO Energy, Inc.                      258,383

                                                     18,429,266

Paper and Forest Products - 0.3%
    9,605         Int'l. Paper Co.                      332,621
    1,564         Louisiana-Pacific Corp.                29,356
    2,990         MeadWestvaco Corp.                     79,265
    5,010         Weyerhaeuser Co.                      308,266

                                                        749,508

Personal Products - 0.2%
    1,303         Alberto-Culver Co.                     65,919
    9,396         Avon Products, Inc.                   288,081
    2,300         Estee Lauder Cos., Inc.
			- Class A      			 92,759

                                                        446,759

Pharmaceuticals - 6.7%
   30,289         Abbott Laboratories                 1,470,834
    2,863         Allergan, Inc.                        322,402
    2,000         Barr Pharmaceuticals, Inc.*           103,880
   38,537         Bristol-Myers Squibb Corp.            960,342
   22,839         Eli Lilly & Co.                     1,301,823
    7,079         Forest Laboratories, Inc.*            358,268
   60,954         Johnson & Johnson                   3,958,353
    3,645         King Pharmaceuticals, Inc.*            62,074
   42,958         Merck & Co., Inc.                   1,799,940
    4,500         Mylan Laboratories, Inc.               90,585
  145,703         Pfizer, Inc.                        4,132,137
   31,420         Schering-Plough Corp.                 694,068
    1,956         Watson Pharmaceuticals, Inc.*          51,189
   26,069         Wyeth                               1,325,348

                                                     16,631,243

Real Estate Investment Trusts - 1.1%
    3,463         Apartment Investment & Management
			Co. - Class A 		        188,422
    4,200         Archstone-Smith Trust                 228,648
    2,200         Boston Properties, Inc.               227,348
    8,963         Equity Office Pptys. Trust            356,369
    5,321         Equity Residential                    269,136
    4,200         Kimco Realty Corp.                    180,054
    3,362         Plum Creek Timber Co., Inc.           114,442
    5,292         ProLogis                              301,962
    2,900         Public Storage, Inc.                  249,371
    4,402         Simon Ppty. Group, Inc.               398,909
    2,300         Vornado Realty Trust                  250,700

                                                      2,765,361

Real Estate Management and Development - 0.0%
    4,746         Realogy Corp.*                        107,639

Road and Rail - 0.7%
    7,561         Burlington Northern Santa Fe          555,280
    8,968         CSX Corp.                             294,419
Shares                                                   Value
---------------------------------------------------------------
    8,129         Norfolk Southern Corp.       $        358,083
      930         Ryder System, Inc.                     48,062
    5,442         Union Pacific Corp.                   478,896

                                                      1,734,740

Semiconductors and Semiconductor Equipment - 2.6%
    9,502         Advanced Micro Devices, Inc.*         236,125
    6,790         Altera Corp.*                         124,800
    6,027         Analog Devices, Inc.                  177,134
   29,509         Applied Materials, Inc.               523,195
    9,144         Broadcom Corp. - Class A*             277,429
    8,971         Freescale Semiconductor, Inc. -
			Class B*		        340,988
  118,353         Intel Corp.                         2,434,521
    3,328         KLA-Tencor Corp.                      147,996
    5,347         Linear Technology Corp.               166,399
    9,161         LSI Logic Corp.*                       75,303
    5,529         Maxim Integrated Products, Inc.       155,199
   15,228         Micron Technology, Inc.*              264,967
    6,658         National Semiconductor Corp.          156,663
    2,370         Novellus Systems, Inc.*                65,554
    6,574         NVIDIA Corp.*                         194,525
    3,328         PMC-Sierra, Inc.*                      19,768
    3,377         Teradyne, Inc.*                        44,441
   31,480         Texas Instruments, Inc.             1,046,710
    5,730         Xilinx, Inc.                          125,773

                                                      6,577,490

Software - 3.5%
   11,654         Adobe Systems, Inc.*                  436,442
    4,116         Autodesk, Inc.*                       143,155
    3,606         BMC Software, Inc.*                    98,155
    9,555         CA, Inc.                              226,358
    4,616         Citrix Systems, Inc.*                 167,145
    5,622         Compuware Corp.*                       43,795
    6,400         Electronic Arts, Inc.*                356,352
    6,330         Intuit, Inc.*                         203,130
  186,465         Microsoft Corp.                     5,096,089
    7,029         Novell, Inc.*                          43,018
   79,811         Oracle Corp.*                       1,415,847
    1,562         Parametric Technology Corp.*           27,273
   21,273         Symantec Corp.*                       452,689

                                                      8,709,448

Specialty Retail - 2.0%
    4,700         AutoNation, Inc.*                      98,230
    1,474         AutoZone, Inc.*                       152,264
    5,064         Bed, Bath & Beyond, Inc.*             193,749
    8,740         Best Buy Co., Inc.                    468,114
    3,140         Circuit City Stores, Inc.              78,845
   14,914         Gap, Inc.                             282,620
   40,030         Home Depot, Inc.                    1,451,888
    9,195         Limited Brands                        243,576
   30,368         Lowe's Cos., Inc.                     852,126
    6,624         Office Depot, Inc.*                   262,973
    2,141         OfficeMax, Inc.                        87,224
    2,565         RadioShack Corp.                       49,505
    2,251         Sherwin-Williams Co.                  125,561
   11,790         Staples, Inc.                         286,851
Shares                                                   Value
---------------------------------------------------------------
    2,179         Tiffany & Co.                $         72,343
    8,072         TJX Cos., Inc.                        226,258

                                                      4,932,127

Textiles, Apparel and Luxury Goods - 0.4%
    6,400         Coach, Inc.*                          220,160
    1,612         Hanesbrands, Inc.*                     36,286
    1,927         Jones Apparel Group, Inc.              62,512
    1,595         Liz Claiborne, Inc.                    63,019
    4,408         NIKE, Inc. - Class B                  386,229
    1,636         V.F. Corp.                            119,346

                                                        887,552

Thrifts and Mortgage Finance - 1.6%
   12,410         Countrywide Financial Corp.           434,846
   13,087         Federal Home Loan Mortgage Corp.      868,061
   19,513         Federal National Mortgage Assn.     1,090,972
    5,106         Golden West Financial Corp.           394,438
    1,536         MGIC Investment Corp.                  92,114
    9,765         Sovereign Bancorp, Inc.               210,045
   18,321         Washington Mutual, Inc.               796,414

                                                      3,886,890

Tobacco - 1.5%
   41,795         Altria Group, Inc.                  3,199,407
    4,678         Reynolds American, Inc.               289,896
    2,531         UST, Inc.                             138,775

                                                      3,628,078

Trading Companies and Distributors - 0.1%
    2,192         W.W. Grainger, Inc.                   146,908

Wireless Telecommunication Services - 0.6%
    6,702         ALLTEL Corp.                          371,961
   59,117         Sprint Nextel Corp.                 1,013,857

                                                      1,385,818

                  Total Common Stocks               243,348,139
                  (Cost $197,651,051)

Principal
Amount                                                   Value
---------------------------------------------------------------
U.S. Government Securities - 0.2%
U.S. Treasury Bills - 0.2%
                  U.S. Treasury Bills
 $350,000         4.80% due 12/21/2006(1)      $        346,161
   10,000         4.912% due 10/12/2006(1)                9,984

                                                        356,145

                  Total U.S. Government Securities      356,145
                  (Cost $356,145)

Repurchase Agreement - 2.1%
$5,303,000        State Street Bank and
			Trust Co.               $     5,303,000
                  repurchase agreement,
                  dated 9/29/2006, maturity
                  value $5,305,245 at
                  5.08%, due 10/2/2006(2)
                  (Cost $5,303,000)

Total Investments - 99.9%                           249,007,284
(Cost $203,310,196)
Cash, Receivables, and Other Assets Less Liabilities    280,331

Net Assets - 100%                              $    249,287,615


*  Non-income producing security.
(1) The U.S. Treasury Bill is segregated as collateral to cover margin requirements on open futures contracts.
(2) The repurchase agreement is fully collateralized by $5,275,000 in U.S. Government Agency, 5.00%, due 4/15/2015, with a value of $5,413,469.

---------------------------------------------------------------
ContractsDescripti        Expiration                Unrealized
                                                    Appreciation
Purchased Futures Contracts
   17    S & P 500          Dec-06             $        134,002
---------------------------------------------------------------

-------------------------------------------------------------------

The cost of investments owned at March 31, 2006 for federal income tax purposes was substantially the same as the cost for financial reporting purposes for the Fund. The gross unrealized appreciation and depreciation of investments excluding foreign currency and futures at March 31, 2006 were as follows:

Gross unrealized appreciation ................. $     56,624,088
Gross unrealized depreciation .................      (18,068,145)
					          --------------
Net unrealized appreciation ................... $     38,555,943
                                                  ==============
-------------------------------------------------------------------

The Guardian VC Asset Allocation Fund

Schedule of Investments

September 30, 2006 (Unaudited)


Shares                                                   Value
---------------------------------------------------------------
Mutual Fund - 71.8%
Equity - 71.8%
3,456,876         The Guardian VC 500 Index
			Fund		       $     33,946,521
                  (Cost $31,315,956)

Principal
Amount                                                   Value
---------------------------------------------------------------
U.S. Government Security - 0.7%
 $320,000         U.S. Treasury Bill           $        319,164
                  4.951% due 10/19/2006
                  (Cost $319,164)

Repurchase Agreements - 27.6%
$6,532,000        Lehman Brothers              $      6,532,000
                  repurchase agreement,
                  dated 9/29/2006, maturity
                  value $6,534,831 at
                  5.20%, due 10/2/2006(2)
6,500,000         State Street Bank and Trust Co.     6,500,000
                  repurchase agreement,
                  dated 9/29/2006, maturity
                  value $6,502,752 at
                  5.08%, due 10/2/2006(3)

                  Total Repurchase Agreements        13,032,000
                  (Cost $13,032,000)

Total Investments - 100.1%                           47,297,685
(Cost $44,667,120)
Liabilities in Excess of Cash, Receivables and Othe     -23,829

Net Assets - 100%                              $     47,273,856


* The Guardian VC 500 Index Fund financial statements and financial highlights are included herein.
(1) Affiliated issuer, as defined under the Investment Company Act of 1940, which includes issuers in which the Fund held 5% or more of the outstanding voting securities.
(2) The repurchase agreement is fully collateralized by $6,525,000 in U.S. Government Agency, 5.50%, due 2/22/2011, with a value of $6,564,660.
(3) The repurchase agreement is fully collateralized by $6,465,000 in U.S. Government Agency, 5.00%, due 4/15/2015, with a value of $6,634,706.

---------------------------------------------------------------
ContractsDescripti        Expiration                Unrealized
                                                    Appreciation
Purchased Futures Contracts
   12    S & P 500          Dec-06             $         94,590
---------------------------------------------------------------
The cost of investments owned at September 30, 2006 for federal income tax purposes was substantially the same as the cost for financial reporting purposes for the Fund.  The gross unrealized appreciation and depreciation of investments excluding foreign currency and futures at September 30, 2006 were as follows:

Gross unrealized appreciation ................. $      2,630,565
Gross unrealized depreciation .................              -
					          --------------
Net unrealized appreciation ................... $      2,630,565
                                                  ==============
-------------------------------------------------------------------

------------------------------------------------------------------------------

Investment in Affiliates (1)

       A summary of GVCAAF transactions in affiliated securities during the three months ended September 30, 2006 is set forth below:

                        Balance of        Gross                  Balance of
                       Shares Held    Purchases        Gross    Shares Held
                       December 31,         and    Sales and   September 30,
    Name of Issuer            2005    Additions    Reductions          2006
-----------------------    -------------------------------------------------
The Guardian VC 500
Index Fund                3,433,665     23,211             -     3,456,876

                                      Dividends Net Realized            Net
                             Value     Included   Gains from       Realized
                       September 30, In Dividend   Underlying           Gain
    Name of Issuer            2006       Income        Funds       on Sales
-----------------------    -------------------------------------------------
The Guardian VC 500
Index Fund             $33,946,521    $207,737       $    -        $     -

----------------------------------------------------------------------

The Guardian VC High Yield Bond Fund

Schedule of Investments

September 30, 2006 (Unaudited)

                                         Rating
     Principal                          Moody's/
     Amount                               S&P*              Value
------------------------------------------------------------------

Corporate Bonds - 94.7%
Aerospace and Defense - 2.5%
               Comm. & Power Inds., Inc.
$      499,000 Sr. Sub. Nt.               B2/B-  $         499,000
               8.00% due 2/1/2012
               DRS Technologies, Inc.
       272,000 Sr. Sub. Nt.               B3/B             276,080
               7.625% due 2/1/2018
                 L-3 Comms. Corp.
       290,000 Sr. Sub. Nt.              Ba3/BB+           282,025
               6.125% due 7/15/2013
       150,000 Sr. Sub. Nt.              Ba3/BB+           145,875
               6.375% due 10/15/2015
               Transdigm, Inc.
       340,000 Sr. Sub. Nt.+              B3/B-            342,550
               7.75% due 7/15/2014

                                                         1,545,530

Automotive - 9.8%
               Ford Motor Credit Co.
       700,000 Nt.                        B1/B             678,514
               6.75% due 8/15/2008
     1,190,000 Sr. Nt.                    B1/B           1,122,261
               7.25% due 10/25/2011
       457,000 Sr. Nt.+                   B1/B             471,841
               9.75% due 9/15/2010
       430,000 Sr. Nt.                    B1/B             444,969
               9.875% due 8/10/2011
               General Motors Acceptance Corp.
       340,000 Nt.                       Ba1/BB            339,612
               6.15% due 4/5/2007
     2,455,000 Nt.                       Ba1/BB          2,396,706
               6.75% due 12/1/2014
               Keystone Automotive Operations
       340,000 Sr. Sub. Nt.              Caa1/B-           319,600
               9.75% due 11/1/2013
               United Components, Inc.
       280,000 Sr. Sub. Nt.              Caa1/B-           277,200
               9.375% due 6/15/2013

                                                         6,050,703

Building Materials - 1.0%
               Norcraft Cos. Fin.
       375,000 Sr. Sub. Nt.               B1/B-            380,156
               9.00% due 11/1/2011
               U.S. Concrete, Inc.
       255,000 Sr. Sub Nt.+               B2/B-            245,119
               8.375% due 4/1/2014

                                                           625,275

Chemicals - 5.6%
               Equistar Chemicals LP
       845,000 Sr. Nt.                   B1/BB-            894,644
               10.125% due 9/1/2008
               Koppers, Inc.
       298,000 Sr. Nt.                    B2/B             322,585
               9.875% due 10/15/2013
               Lyondell Chemical Co.
        50,000 Sr. Nt.                    B1/B+             50,625
               8.00% due 9/15/2014

                                         Rating
     Principal                          Moody's/
     Amount                               S&P*              Value
------------------------------------------------------------------
$    1,888,000 Sr. Sub. Nt.               B2/B   $       1,930,480
               10.875% due 5/1/2009
               Nell AF SARL
       255,000 Sr. Nt.+                   B2/B-            253,087
               8.375% due 8/15/2015

                                                         3,451,421

Construction Machinery - 2.0%
               Ashtead Capital, Inc.
       255,000 Nt.+                       B3/B             265,200
               9.00% due 8/15/2016
               Ashtead Hldgs. PLC
       170,000 Sr. Nt.+                   B3/B             172,550
               8.625% due 8/1/2015
               Terex Corp.
       155,000 Sr. Sub. Nt.               B1/B+            163,331
               9.25% due 7/15/2011
               United Rentals NA, Inc.
       672,000 Sr. Sub. Nt.               B3/B             661,920
               7.75% due 11/15/2013

                                                         1,263,001

Consumer Products - 1.9%
               Elizabeth Arden, Inc.
       555,000 Sr. Sub. Nt.               B1/B-            543,900
               7.75% due 1/15/2014
               Jafra Cosmetics
       387,000 Sr. Sub. Nt.               B1/B-            415,058
               10.75% due 5/15/2011
               Riddell Bell Hldgs., Inc.
       252,000 Sr. Sub. Nt.               B3/B-            246,960
               8.375% due 10/1/2012

                                                         1,205,918

Electric - 7.5%
               Mission Energy Hldg.
       885,000 Sr. Sec. Nt.               B2/B             987,881
               13.50% due 7/15/2008
               Nevada Power Co.
       368,000 Mtg. Nt. Ser. L           Ba1/BB+           366,343
               5.875% due 1/15/2015
       255,000 Mtg. Nt. Ser. N+          Ba1/BB+           263,543
               6.65% due 4/1/2036
               NRG Energy, Inc.
       425,000 Sr. Nt.                    B1/B-            422,344
               7.375% due 2/1/2016
               Reliant Resources, Inc.
       340,000 Sr. Sec. Nt.               B2/B             352,750
               9.50% due 7/15/2013
               Sierra Pacific Resources
     1,120,000 Sr. Nt.                    B1/B           1,209,283
               8.625% due 3/15/2014
               TECO Energy, Inc.
       145,000 Sr. Nt.                   Ba2/BB            148,625
               6.75% due 5/1/2015
       840,000 Nt.                       Ba2/BB            869,400
               7.00% due 5/1/2012

                                                         4,620,169

Energy - 6.0%
               Allis-Chalmers Energy, Inc.
       210,000 Sr. Nt.+                   B3/B-            210,525
               9.00% due 1/15/2014

                                         Rating
     Principal                          Moody's/
     Amount                               S&P*              Value
------------------------------------------------------------------
               Basic Energy Services, Inc.
$      170,000 Sr. Nt.+                   B1/B   $         164,050
               7.125% due 4/15/2016
               Belden & Blake Corp.
       170,000 Sr. Sec. Nt.             Caa2/CCC+          174,675
               8.75% due 7/15/2012
               Chaparral Energy, Inc.
       470,000 Sr. Nt.                   B3/CCC+           466,475
               8.50% due 12/1/2015
               Chesapeake Energy Corp.
       228,000 Sr. Nt.                   Ba2/BB            217,740
               6.375% due 6/15/2015
       255,000 Sr. Nt.                   Ba2/BB            260,419
               7.625% due 7/15/2013
               Dresser, Inc.
       333,000 Sr. Nt.                   B3/CCC+           349,233
               10.125% due 4/15/2011
               Encore Acquisition Co.
       450,000 Sr. Sub. Nt.               B1/B             433,125
               7.25% due 12/1/2017
               Hanover Compressor Co.
        85,000 Sr. Nt.                    B2/B              85,000
               7.50% due 4/15/2013
               Hilcorp Energy I LP
       170,000 Sr. Nt.+                   B3/B             175,525
               9.00% due 6/1/2016
               Pioneer Natural Resource Co.
       510,000 Sr. Nt.                   Ba1/BB+           509,640
               6.875% due 5/1/2018
               Pride Int'l., Inc.
       168,000 Sr. Nt.                   Ba2/BB-           173,040
               7.375% due 7/15/2014
               Western Oil Sands, Inc.
       222,000 Sr. Sec. Nt.              Ba3/BB+           238,095
               8.375% due 5/1/2012
               Whiting Petroleum Corp.
       300,000 Sr. Sub. Nt.               B1/B             292,500
               7.00% due 2/1/2014

                                                         3,750,042

Entertainment - 0.5%
               Intrawest Corp.
       295,000 Sr. Nt.                    B1/B+            316,756
               7.50% due 10/15/2013

Environmental - 0.4%
               Allied Waste NA, Inc.
       250,000 Sr. Nt.                   B2/BB-            255,625
               7.875% due 4/15/2013

Financial-Other - 0.1%
               FTI Consulting, Inc.
        75,000 Sr. Nt.+                  Ba2/B+             75,750
               7.75% due 10/1/2016

Food and Beverage - 3.9%
               ASG Consolidated LLC
       420,000 Sr. Disc. Nt.(1)           B3/B-            365,400
               0/11.50% due 11/1/2011
               Constellation Brands, Inc.
       510,000 Sr. Nt.                   Ba2/BB            515,737
               7.25% due 9/1/2016

                                         Rating
     Principal                          Moody's/
     Amount                               S&P*              Value
------------------------------------------------------------------
               Dean Foods Co.
$      510,000 Sr. Nt.                   Ba2/BB- $         510,000
               7.00% due 6/1/2016
               Del Monte Corp.
       441,000 Sr. Sub. Nt.               B2/B             425,565
               6.75% due 2/15/2015
               Michael Foods, Inc.
       580,000 Sr. Sub. Nt.               B3/B-            591,600
               8.00% due 11/15/2013

                                                         2,408,302

Gaming - 3.7%
               Boyd Gaming Corp.
       510,000 Sr. Sub. Nt.              Ba3/B+            498,525
               6.75% due 4/15/2014
       340,000 Sr. Sub. Nt.              Ba3/B+            328,950
               7.125% due 2/1/2016
               MGM MIRAGE, Inc.
       425,000 Sr. Nt.                   Ba2/BB            408,000
               6.625% due 7/15/2015
       340,000 Sr. Nt.                   Ba2/BB            361,675
               8.50% due 9/15/2010
               Pokagon Gaming Authority
       170,000 Sr. Nt.+                   B3/B             181,263
               10.375% due 6/15/2014
               Station Casinos
       340,000 Sr. Sub. Nt.              Ba3/B+            318,750
               6.875% due 3/1/2016
               Turning Stone Resort Casino
       170,000 Sr. Nt.+                  Ba3/B+            171,700
               9.125% due 9/15/2014

                                                         2,268,863

Health Care - 6.7%
               Fisher Scientific Int'l., Inc.
     2,100,000 Sr. Sub. Nt.              Ba2/BB+         2,084,250
               6.125% due 7/1/2015
               Fresenius Medical Care
       310,000 Capital Tr.                B1/B+            318,138
               7.875% due 6/15/2011
               HCA, Inc.
       510,000 Sr. Nt.                   Ba2/BB+           431,587
               6.30% due 10/1/2012
       340,000 Sr. Nt.                   Ba2/BB+           297,925
               6.95% due 5/1/2012
               HealthSouth Corp.
       340,000 Sr. Nt.+                 Caa1/CCC+          347,225
               10.75% due 6/15/2016
               IASIS Healthcare LLC
       340,000 Sr. Sub. Nt.               B3/B-            328,950
               8.75% due 6/15/2014
               Triad Hospitals, Inc.
       340,000 Sr. Sub. Nt.               B2/B+            330,225
               7.00% due 11/15/2013

                                                         4,138,300

Home Construction - 0.9%
               K. Hovnanian Enterprises, Inc.
       340,000 Sr. Sub. Nt.              Ba2/B+            311,100
               7.75% due 5/15/2013
        85,000 Sr. Nt.                   Ba1/BB             84,363
               8.625% due 1/15/2017

                                         Rating
     Principal                          Moody's/
     Amount                               S&P*              Value
------------------------------------------------------------------
               Meritage Homes Corp.
$      170,000 Sr. Nt.                   Ba2/BB- $         144,500
               6.25% due 3/15/2015

                                                           539,963

Insurance - 0.5%
               UnumProvident Finance Co.
       300,000 Sr. Nt.+                  Ba1/BB+           307,874
               6.85% due 11/15/2015

Lodging - 1.1%
               Host Marriott LP
       675,000 Sr. Nt. Ser. O            Ba2/BB            654,750
               6.375% due 3/15/2015

Media-Cable - 4.3%
               Cablevision Systems Corp.
       435,000 Sr. Nt.                    B3/B+            440,437
               8.00% due 4/15/2012
               Charter Comm. Hldgs. II
       912,000 Sr. Nt.                  Caa2/CCC-          930,240
               10.25% due 9/15/2010
               Charter Comm. Operating LLC
       278,000 Sr. Nt.+                   B3/B-            280,085
               8.00% due 4/30/2012
               CSC Hldgs., Inc.
       315,000 Sr. Nt. Ser. B             B2/B+            323,269
               7.625% due 4/1/2011
               Insight Comm., Inc.
       368,000 Sr. Disc. Nt.             B3/CCC+           390,080
               12.25% due 2/15/2011
               Insight Midwest LP
       278,000 Sr. Nt.                    B2/B             287,730
               10.50% due 11/1/2010
               NTL Cable PLC
        42,000 Sr. Nt.                    B2/B-             43,365
               9.125% due 8/15/2016

                                                         2,695,206

Media-NonCable - 5.3%
               Block Comm., Inc.
       340,000 Sr. Nt.+                   B1/B-            331,500
               8.25% due 12/15/2015
               CMP Susquehanna Corp.
       170,000 Sr. Sub. Nt.+             B3/CCC            159,800
               9.875% due 5/15/2014
               Dex Media East LLC
       269,000 Sr. Sub. Nt.               B2/B             300,271
               12.125% due 11/15/2012
               DirecTV Hldgs. Fin.
        59,000 Sr. Nt.                   Ba3/BB-            61,139
               8.375% due 3/15/2013
               EchoStar DBS Corp.
       530,000 Sr. Nt.                   Ba3/BB-           516,087
               6.375% due 10/1/2011
               Houghton Mifflin Co.
       382,000 Sr. Sub. Nt.              B3/CCC+           403,965
               9.875% due 2/1/2013
               Hughes Network Systems LLC/
               HNS Finance                B1/B-             87,550
        85,000 Sr. Nt.+
               9.50% due 4/15/2014

                                         Rating
     Principal                          Moody's/
     Amount                               S&P*              Value
------------------------------------------------------------------
               Mediacom Broadband LLC
$      150,000 Sr. Nt.+                   B2/B   $         149,063
               8.50% due 10/15/2015
               Nielsen Finance LLC
       340,000 Sr. Nt.+                  B3/CCC+           351,475
               10.00% due 8/1/2014
               R.H. Donnelley Corp.
       119,000 Sr. Disc. Nt. Ser.  A-1    B3/B             108,588
               6.875% due 1/15/2013
       221,000 Sr. Disc. Nt. Ser.  A-2    B3/B             201,662
               6.875% due 1/15/2013
               R.H. Donnelley Fin. Corp I
       285,000 Sr. Sub. Nt.               B2/B             313,500
               10.875% due 12/15/2012
               Radio One, Inc.
       340,000 Sr. Sub. Nt.               B1/B             309,400
               6.375% due 2/15/2013

                                                         3,294,000

Natural Gas-Distributors - 1.1%
               Amerigas Partners LP
       680,000 Sr. Nt.                    B1/NR            669,800
               7.125% due 5/20/2016

Natural Gas-Pipelines - 4.9%
               Atlas Pipeline Partners LP
       170,000 Sr. Nt.                    B2/B+            172,975
               8.125% due 12/15/2015
               Colorado Interstate Gas Co.
       600,000 Sr. Nt.                   Ba1/B+            604,675
               6.80% due 11/15/2015
               El Paso Natural Gas
       255,000 Sr. Nt. Ser. A            Ba1/B+            262,650
               7.625% due 8/1/2010
               El Paso Performance-Linked Tr.
       170,000 Nt.+                       B2/B+            174,675
               7.75% due 7/15/2011
               Kinder Morgan, Inc.
       450,000 Sr. Nt.                  Baa2/BBB           450,369
               6.50% due 9/1/2012
               MarkWest Energy Partners LP
       510,000 Sr. Nt.+                   B2/B             513,825
               8.50% due 7/15/2016
               SemGroup LP
       340,000 Sr. Nt.+                   B1/NR            342,975
               8.75% due 11/15/2015
               Williams Cos., Inc.
       510,000 Sr. Nt.                   Ba2/BB-           510,000
               7.75% due 6/15/2031

                                                         3,032,144

Noncaptive Consumer - 0.7%
               ACE Cash Express, Inc.
        75,000 Sr. Nt.+                  Caa1/B-            75,938
               10.25% due 10/1/2014
               Dollar Financial Group, Inc.
       308,000 Sr. Nt.                    B3/B+            336,010
               9.75% due 11/15/2011

                                                           411,948

Packaging - 1.9%
               Crown Americas
       600,000 Sr. Nt.                    B1/B             607,500
               7.75% due 11/15/2015

                                         Rating
     Principal                          Moody's/
     Amount                               S&P*              Value
------------------------------------------------------------------
               Owens-Brockway Glass
               Container
$      306,000 Sr. Sec. Nt.              Ba2/BB- $         314,415
               7.75% due 5/15/2011
       248,000 Sr. Sec. Nt.              Ba2/BB-           254,820
               8.875% due 2/15/2009

                                                         1,176,735

Paper and Forest Products - 5.1%
               Abitibi-Consolidated, Inc.
       850,000 Sr. Nt.                    B2/B+            690,625
               6.00% due 6/20/2013
       425,000 Nt.                        B2/B+            421,812
               8.55% due 8/1/2010
               Bowater, Inc.
       340,000 Nt.                        B2/B+            301,750
               6.50% due 6/15/2013
               Caraustar Inds., Inc.
       510,000 Nt.                        B3/B+            479,400
               7.375% due 6/1/2009
               Graphic Packaging Int'l., Inc.
       764,000 Sr. Sub. Nt.               B3/B-            781,190
               9.50% due 8/15/2013
               Jefferson Smurfit Corp.
       340,000 Sr. Nt.                   B2/CCC+           313,650
               7.50% due 6/1/2013
               Millar Western Forest
       222,000 Sr. Nt.                    B2/B-            184,260
               7.75% due 11/15/2013

                                                         3,172,687

Retailers - 1.1%
               Bon-Ton Dept. Stores, Inc.
       340,000 Sr. Nt.                    B3/B-            330,650
               10.25% due 3/15/2014
               Rent-A-Center
       320,000 Sr. Sub. Nt. Ser. B       Ba3/BB-           321,600
               7.50% due 5/1/2010

                                                           652,250

Services - 2.2%
               Autonation, Inc.
        85,000 Sr. Nt.+                  Ba2/BB+            84,788
               7.00% due 4/15/2014
        40,000 Sr. Nt.+(2)               Ba2/BB+            40,500
               7.507% due 4/15/2013
               Education Management LLC
       425,000 Sr. Nt.+                  B2/CCC+           429,250
               8.75% due 6/1/2014
       340,000 Sr. Sub. Nt.+            Caa1/CCC+          347,650
               10.25% due 6/1/2016
               TDS Investor Corp.
       510,000 Sr. Nt.+(2)               Caa1/B-           489,600
               10.023% due 9/1/2014

                                                         1,391,788

Supermarkets - 0.6%
               Delhaize America, Inc.
       340,000 Debt.                     Ba1/BB+           398,272
               9.00% due 4/15/2031

                                         Rating
     Principal                          Moody's/
     Amount                               S&P*              Value
------------------------------------------------------------------
Technology - 3.2%
               Activant Solutions, Inc.
$      170,000 Sr. Sub. Nt.+            Caa1/CCC+$         157,250
               9.50% due 5/1/2016
               Iron Mountain, Inc.
       750,000 Sr. Sub. Nt.               B3/B             766,875
               8.625% due 4/1/2013
               Nortel Networks Ltd.
       170,000 Sr. Nt.+(2)                B3/B-            175,525
               9.73% due 7/15/2011
       170,000 Sr. Nt.+                   B3/B-            181,900
               10.75% due 7/15/2016
               Solectron Global Fin. Ltd.
       340,000 Sr. Sub. Nt.               B3/B-            336,600
               8.00% due 3/15/2016
               SunGard Data Systems, Inc.
       150,000 Sr. Nt.                   Caa1/B-           155,250
               9.125% due 8/15/2013
               Xerox Corp.
       200,000 Sr. Nt.                   Ba1/BB+           199,000
               6.40% due 3/15/2016

                                                         1,972,400

Tobacco - 0.8%
               Reynolds American, Inc.
       510,000 Sr. Sec. Nt.+             Ba3/BB            524,804
               7.25% due 6/1/2013

Transportation - 1.4%
               Avis Budget Car Rental LLC
        85,000 Sr. Nt.+                  Ba3/BB-            82,450
               7.625% due 5/15/2014
       255,000 Sr. Nt.+                  Ba3/BB-           246,713
               7.75% due 5/15/2016
        85,000 Sr. Nt.+(2)               Ba3/BB-            83,300
               7.905% due 5/15/2014
               OMI Corp.
       450,000 Sr. Nt.                    B1/B+            454,500
               7.625% due 12/1/2013

                                                           866,963

Wireless Communications - 3.7%
               Centennial Cell Comm. Corp.
       215,000 Sr. Nt.                   B2/CCC            228,438
               10.125% due 6/15/2013
               Inmarsat Fin. PLC
       222,000 Sr. Nt.                   Ba3/B+            228,660
               7.625% due 6/30/2012
               Intelsat Bermuda Ltd.
        85,000 Sr. Nt.+                   B2/B+             89,356
               9.25% due 6/15/2016
               Nextel Comm., Inc.
       850,000 Sr. Nt. Ser. D           Baa3/BBB+          876,978
               7.375% due 8/1/2015
               Panamsat Corp.
       425,000 Sr. Nt.+                   B2/B             437,750
               9.00% due 6/15/2016
               Rogers Wireless, Inc.
       420,000 Sr. Sub. Nt.               B1/B+            446,250
               8.00% due 12/15/2012

                                                         2,307,432

                                         Rating
     Principal                          Moody's/
     Amount                               S&P*              Value
------------------------------------------------------------------
Wireline Communications - 4.3%
               Citizens Comm. Co.
$      300,000 Sr. Nt.                   Ba2/BB+ $         330,750
               9.25% due 5/15/2011
               Nordic Telephone Co. Hldgs.
       170,000 Sr. Nt.+                   B2/B             178,713
               8.875% due 5/1/2016
               Qwest Corp.
       230,000 Sr. Nt.+                  Ba2/BB            237,475
               7.50% due 10/1/2014
       375,000 Sr. Nt.                   Ba2/BB            389,062
               7.625% due 6/15/2015
       840,000 Sr. Nt.                   Ba2/BB            882,000
               7.875% due 9/1/2011
               U.S. West Comm.
       336,000 Debt.                     Ba2/BB            350,280
               8.875% due 6/1/2031
               Windstream Corp.
       255,000 Sr. Nt.+                  Ba3/BB-           272,850
               8.625% due 8/1/2016

                                                         2,641,130

               Total Corporate Bonds                    58,685,801
               (Cost $58,108,568)

Indexed Security - 2.2%
               Dow Jones Credit Default Index
$    1,379,000 Series HY-7-T2+           Ba3/NR  $       1,372,105
               7.125% due 12/29/2011
               (Cost $1,379,000)


     Shares                                                 Value
------------------------------------------------------------------
Warrant - 0.0%
     170       XM Satellite Radio, Inc.          $           1,020
               exp. 3/15/2010
               (Cost $34,340)


     Principal
     Amount                                                 Value
------------------------------------------------------------------
Repurchase Agreement - 1.5%
$      949,000 State Street Bank and Trust Co.   $         949,000
               repurchase agreement,
               dated 9/29/2006, maturity
               value $949,402 at
               5.08%, due 10/2/2006(3)
               (Cost $949,000)

Total Investments - 98.4%                               61,007,926
(Cost $60,470,908)
Cash, Receivables, and Other Assets                        988,673
   Less Liabilities - 1.6%

Net Assets - 100%                                $      61,996,599


*  Unaudited.
+ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to certain qualified buyers. At 9/30/2006, the aggregate market value of these securities amounted to $11,546,667 representing 18.6% of net assets which have been deemed liquid pursuant to the Fund's liquidity procedures approved by the Board of Directors.
(1)  Step-up bond.
(2)  Floating rate note.  The rate shown is the rate in effect at 9/30/2006.
(3) The repurchase agreement is fully collateralized by $945,000 in U.S. Government Agency, 5.00%, due 4/15/2015, with a value of $969,806.
-------------------------------------------------------------------

The cost of investments owned at September 30, 2006 for federal income tax purposes was substantially the same as the cost for financial reporting purposes for the Fund. The gross unrealized appreciation and depreciation of investments excluding foreign currency and futures at September 30, 2006 were as follows:

Gross unrealized appreciation ................. $      1,196,560
Gross unrealized depreciation .................         (659,542)
					          --------------
Net unrealized appreciation ................... $        537,018
                                                  ==============
-------------------------------------------------------------------

The Guardian VC Low Duration Bond Fund

Schedule of Investments

September 30, 2006 (Unaudited)

     Principal
     Amount                                                Value
-----------------------------------------------------------------
Asset Backed Securities - 21.4%
$      265,000 Ameriquest Mtg. Secs., Inc.         $      259,019
               2003-5 A6
               4.541% due 4/25/2033
       280,000 Bank One Issuance Tr.                      271,852
               2003-A7 A7
               3.35% due 3/15/2011
       420,000 Capital Auto Receivables Asset Tr.         420,966
               2006-SN1A A3
               5.31% due 10/20/2009+
       270,000 Capital One Multi-Asset Execution Tr.      263,058
               2003-A4 A4
               3.65% due 7/15/2011
       410,000 Carmax Auto Owner Tr.                      404,703
               2005-1 A4
               4.35% due 3/15/2010
        93,360 Caterpillar Financial Asset Tr.             92,225
               2004-A A3
               3.13% due 1/26/2009
       360,000 Chase Funding Mtg. Loan                    345,567
               2004-1 1A6
               4.266% due 6/25/2015
       277,425 Chase Manhattan Auto Owner Tr.             274,049
               2003-A A4
               2.06% due 12/15/2009
       280,000 CitiFinancial Mtg. Sec., Inc.              272,963
               2003-3 AF5
               4.553% due 8/25/2033
               Countrywide Asset-Backed Certificates
       229,976 2004-10 AF3                                228,350
               3.842% due 10/25/2030
       274,378 2004-S1 A2                                 270,068
               3.872% due 3/25/2020
       435,000 Ford Credit Auto Owner Tr.                 429,921
               2005-B A4
               4.38% due 1/15/2010
       280,000 MBNA Credit Card Master Nt. Tr.            269,942
               2003-A6 A6
               2.75% due 10/15/2010
        59,225 Navistar Financial Corp. Owner Tr.          58,661
               2004-A A3
               2.01% due 8/15/2008
       390,000 Renaissance Home Equity Loan Tr.           384,057
               2005-2 AF3
               4.499% due 8/25/2035(1)
               Residential Asset Mtg. Prods., Inc.
       390,000 2003-RZ4 A5                                384,086
               4.66% due 2/25/2032
       118,578 2002-RS4 AI5                               118,099
               5.663% due 8/25/2032(2)

     Principal
     Amount                                                Value
-----------------------------------------------------------------
$      450,000 2003-RS3 AI4                        $      451,081
               5.67% due 4/25/2033(2)
        79,129 Residential Funding Mtg. Secs.              77,947
               2003-HS3 AI2
               3.15% due 7/25/2018
       350,000 Volkswagen Auto Lease Tr.                  347,303
               2004-A A4A
               3.09% due 8/20/2010
       413,000 World Omni Auto Receivables Tr.            404,134
               2005-A A4
               3.82% due 11/12/2011

     Total Asset Backed Securities                      6,028,051
     (Cost $6,050,947)

Collateralized Mortgage Obligations - 8.8%
       129,496 Countrywide Home Loans              $      129,627
               2002-19 1A1
               6.25% due 11/25/2032
               FHLMC
       315,000 2598 QC                                    310,055
               4.50% due 6/15/2027
       204,010 1534 Z                                     200,749
               5.00% due 6/15/2023
       151,439 2500 TD                                    151,323
               5.50% due 2/15/2016
        93,460 20 H                                        93,564
               5.50% due 10/25/2023
       250,000 2470 VB                                    250,934
               6.00% due 8/15/2018
        97,553 1650 J                                      98,545
               6.50% due 6/15/2023
               FNMA
       236,109 2003-24 PU                                 227,417
               3.50% due 11/25/2015
       260,000 2005-39 CL                                 257,500
               5.00% due 12/25/2021
       307,000 2003-13 ME                                 304,761
               5.00% due 2/25/2026
        28,038 2002-55 PC                                  27,913
               5.50% due 4/25/2026
        18,936 GNMA                                        18,523
               2002-93 NV
               4.75% due 2/20/2032
       166,079 J.P. Morgan Mtg. Tr.                       165,508
               2005-S2 2A15
               6.00% due 9/25/2035
       270,000 Wells Fargo Mtg.-Backed Secs. Tr.          263,319
               2005-AR10 2A15
               4.109% due 6/25/2035(1)

     Total Collateralized Mortgage Obligations          2,499,738
     (Cost $2,537,438)

Commercial Mortgage Backed Securities - 14.3%
               Chase Comm'l. Mtg. Secs. Corp.
       425,983 1998-2 A2                           $      434,122
               6.39% due 11/18/2030

     Principal
     Amount                                                Value
-----------------------------------------------------------------
$      430,000 1997-1 C                            $      430,966
               7.37% due 6/19/2029
       315,000 Comm'l. Mtg. Asset Tr.                     324,846
               1999-C1 A3
               6.64% due 1/17/2032
       185,000 Crown Castle Towers LLC                    180,728
               2005-1A AFX
               4.643% due 6/15/2035+
               GMAC Comm'l. Mtg. Secs., Inc.
        64,425 1997-C1 A3                                  64,869
               6.869% due 7/15/2029
       231,090 1999-C2 A2                                 239,750
               6.945% due 9/15/2033
               Greenwich Capital Comm'l. Funding Corp.
        48,818 2004-GG1 A2                                 48,357
               3.835% due 6/10/2036
       274,000 2005-GG3 A2                                267,685
               4.305% due 8/10/2042
       392,833 J.P. Morgan Chase Comm'l. Mtg.             377,915
               2004-C1 A1
               3.053% due 1/15/2038
       250,000 J.P. Morgan Comm'l. Mtg. Fin. Corp.        251,339
               1997-C5 B
               7.159% due 9/15/2029
               LB UBS Comm'l. Mtg. Tr.
       250,000 2003-C1 A2                                 243,470
               3.323% due 3/15/2027
       109,019 2001-C3 A1                                 110,993
               6.058% due 6/15/2020
       297,820 2000-C5 A1                                 300,214
               6.41% due 12/15/2019
       395,000 Morgan Stanley Capital I                   409,636
               1999-RM1 E
               7.22% due 12/15/2031(1)
       340,474 Salomon Brothers Mtg. Secs. VII, Inc.      344,527
               2001-C2 A2
               6.168% due 2/13/2010

     Total Commercial Mortgage Backed Securities        4,029,417
     (Cost $4,102,703)

Corporate Bonds - 31.9%
Aerospace and Defense - 0.3%
        96,000 Raytheon Co.                        $       95,143
               4.50% due 11/15/2007

Automotive - 1.6%
       300,000 Daimler Chrysler NA Hldg.                  297,031
               4.75% due 1/15/2008
       150,000 Ford Motor Credit Co.                      149,897
               6.50% due 1/25/2007

                                                          446,928

Chemicals - 3.1%
       207,000 ICI Wilmington                             209,714
               7.05% due 9/15/2007

     Principal
     Amount                                                Value
-----------------------------------------------------------------
$      150,000 Lyondell Chemical Co.               $      153,375
               10.875% due 5/1/2009
       250,000 Potash Corp. Saskatchewan                  252,937
               7.125% due 6/15/2007
       250,000 Praxair, Inc.                              248,952
               4.75% due 7/15/2007

                                                          864,978

Construction Machinery - 1.7%
               Caterpillar Financial Svcs.
       200,000 2.625% due 1/30/2007                       198,277
       200,000 3.10% due 5/15/2007                        197,240
       100,000 John Deere Capital Corp.                    98,890
               3.625% due 5/25/2007

                                                          494,407

Consumer Products - 0.7%
       200,000 Fortune Brands, Inc.                       199,140
               2.875% due 12/1/2006

Electric - 0.9%
       250,000 Pepco Holdings, Inc.                       249,942
               5.50% due 8/15/2007

Energy - 1.5%
       200,000 Occidental Petroleum Corp.                 197,265
               4.00% due 11/30/2007
       222,300 RAS Laffan Liquefied Natural Gas           215,311
               3.437% due 9/15/2009+

                                                          412,576

Entertainment - 1.0%
       275,000 AOL Time Warner, Inc.                      276,078
               6.15% due 5/1/2007

Finance Companies - 3.7%
       200,000 Capital One Bank                           195,638
               4.25% due 12/1/2008
       300,000 General Electric Capital Corp.             295,745
               3.50% due 8/15/2007
       250,000 Istar Financial, Inc.                      256,148
               7.00% due 3/15/2008
       300,000 Residential Capital Corp.                  301,174
               6.125% due 11/21/2008

                                                        1,048,705

Financial-Banks - 0.9%
       250,000 Popular NA, Inc.                           243,120
               3.875% due 10/1/2008

Insurance - 1.7%
       250,000 UnitedHealth Group, Inc.                   245,843
               3.375% due 8/15/2007
       250,000 WellPoint, Inc.                            245,155
               3.75% due 12/14/2007

                                                          490,998

     Principal
     Amount                                                Value
-----------------------------------------------------------------
Lodging - 0.7%
$      200,000 Starwood Hotels & Resorts           $      201,250
               7.375% due 5/1/2007

Media-Cable - 0.9%
       250,000 Comcast Corp.                              258,027
               7.625% due 4/15/2008

Media-NonCable - 0.3%
       100,000 Scholastic Corp.                            99,860
               5.75% due 1/15/2007

Metals and Mining - 1.3%
       350,000 Steel Dynamics, Inc.                       362,250
               9.50% due 3/15/2009

Natural Gas-Pipelines - 1.8%
       275,000 Enterprise Prod. Operating LP              270,818
               4.00% due 10/15/2007
       250,000 Sempra Energy                              248,788
               4.621% due 5/17/2007

                                                          519,606

Paper and Forest Products - 0.9%
       250,000 Packaging Corp. of America                 245,393
               4.375% due 8/1/2008

Real Estate Investment Trusts - 0.9%
       250,000 EOP Operating LP                           252,104
               6.763% due 6/15/2007

Retailers - 2.7%
       250,000 CVS Corp.                                  245,806
               3.875% due 11/1/2007
       255,000 Federated Dept. Stores                     260,058
               6.625% due 9/1/2008
       250,000 J. C. Penney Corp., Inc.                   252,573
               6.50% due 12/15/2007

                                                          758,437

Services - 0.9%
       250,000 GTECH Holdings Corp.                       251,088
               4.75% due 10/15/2010

Supermarkets - 0.9%
       250,000 Safeway, Inc.                              253,842
               7.00% due 9/15/2007

Transportation Services - 0.9%
       250,000 FedEx Corp.                                246,623
               2.65% due 4/1/2007

Utilities-Electric and Water - 1.7%
       230,000 American Electric Power                    228,429
               4.709% due 8/16/2007(1)
       250,000 Tampa Electric                             249,787
               5.375% due 8/15/2007

                                                          478,216

Wireline Communications - 0.9%
       250,000 Sprint Capital Corp.                       250,268
               6.00% due 1/15/2007

     Principal
     Amount                                                Value
-----------------------------------------------------------------
     Total Corporate Bonds                              8,998,979
     (Cost $9,048,815)

Sovereign Debt Security - 0.9%
$      250,000 United Mexican States               $      246,625
               4.625% due 10/8/2008
               (Cost $246,863)

U.S. Government Securities - 21.4%
U.S. Government Agency Securities - 16.5%
               FHLMC
       415,000 3.15% due 12/16/2008                $      399,385
       446,000 3.50% due 5/19/2008                        435,652
     1,460,000 4.00% due 12/15/2009                     1,419,652
       355,000 5.25% due 5/21/2009                        357,581
               FNMA
       140,000 3.75% due 3/18/2010(2)                     136,090
       270,000 3.875% due 2/15/2010                       261,468
       150,000 4.50% due 10/15/2008                       148,718
       410,000 4.50% due 12/1/2009                        402,650
     1,080,000 5.125% due 4/15/2011                     1,089,519

                                                        4,650,715

U.S. Treasury Notes - 4.9%
               U.S. Treasury Notes
       325,000 4.375% due 11/15/2008                      322,981
       400,000 4.875% due 8/15/2009                       402,719
       250,000 4.875% due 4/30/2011                       252,783
       405,000 4.875% due 7/31/2011                       409,699

                                                        1,388,182

     Total U.S. Government Securities                   6,038,897
     (Cost $6,009,541)

Repurchase Agreement - 0.7%
       213,000 State Street Bank and Trust Co.     $      213,000
               repurchase agreement,
               dated 9/29/2006, maturity
               value $213,090 at
               5.08%, due 10/2/2006(3)
     (Cost $213,000)

Total Investments - 99.4%                              28,054,707
(Cost $28,209,307)
Cash, Receivables, and Other Assets Less
Liabilities - 0.6%                                        162,062

Net Assets - 100%                                  $   28,216,769


+ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to certain qualified buyers. At 9/30/2006, the aggregate market value of these securities amounted to $817,005 representing 2.9% of net assets which have been deemed liquid pursuant to the Fund's liquidity procedures approved by the Board of Directors.
(1)  Floating rate note.  The rate shown is the rate in effect at 9/30/2006.
(2)  Step-up bond.
(3) The repurchase agreement is fully collateralized by $215,000 in U.S. Government Agency 5.00%, due 4/15/2015, with a value of $220,644.
-------------------------------------------------------------------

The cost of investments owned at September 30, 2006 for federal income tax purposes was substantially the same as the cost for financial reporting purposes for the Fund. The gross unrealized appreciation and depreciation of investments excluding foreign currency and futures at September 30, 2006 were as follows:

Gross unrealized appreciation ................. $         79,329
Gross unrealized depreciation .................         (233,928)
					           --------------
Net unrealized depreciation ................... $       (154,599)
                                                  ==============
-------------------------------------------------------------------

The Guardian UBS VC Large Cap Value Fund

Schedule of Investments

September 30, 2006 (Unaudited)

Shares                                                    Value
----------------------------------------------------------------
Common Stocks - 96.2%
Aerospace and Defense - 2.0%
    5,000         Lockheed Martin Corp.        $         430,300
   11,700         Northrop Grumman Corp.                 796,419

                                                       1,226,719

Air Freight and Logistics - 1.7%
    9,600         FedEx Corp.                          1,043,328

Auto Components - 3.1%
   11,000         BorgWarner, Inc.                       628,870
   18,000         Johnson Controls, Inc.               1,291,320

                                                       1,920,190

Automobiles - 0.9%
    8,700         Harley-Davidson, Inc.                  545,925

Beverages - 1.2%
   15,500         Anheuser-Busch Cos., Inc.              736,405
      700         Constellation Brands, Inc. - Clas       20,146

                                                         756,551

Biotechnology - 0.7%
    6,800         Cephalon, Inc.*                        419,900

Building Products - 1.6%
   37,700         Masco Corp.                          1,033,734

Capital Markets - 8.2%
   37,000         Mellon Financial Corp.               1,446,700
   39,700         Morgan Stanley                       2,894,527
   13,900         Northern Trust Corp.                   812,177

                                                       5,153,404

Commercial Banks - 9.6%
    5,500         City National Corp.                    368,830
   39,200         Fifth Third Bancorp                  1,492,736
   17,900         PNC Financial Svcs. Group            1,296,676
   79,500         Wells Fargo & Co.                    2,876,310

                                                       6,034,552

Diversified Financial Services - 10.9%
   21,358         Bank of America Corp.                1,144,148
   67,800         Citigroup, Inc.                      3,367,626
   50,200         J.P. Morgan Chase & Co.              2,357,392

                                                       6,869,166

Diversified Telecommunication Services - 2.5%
   42,100         AT & T, Inc.                         1,370,776
    3,608         Embarq Corp.                           174,519

                                                       1,545,295

Electric Utilities - 6.2%
   28,900         American Electric Power, Inc.        1,051,093
   26,200         Exelon Corp.                         1,586,148
   29,100         Northeast Utilities                    677,157
   23,000         Pepco Hldgs., Inc.                     555,910

                                                       3,870,308

Energy Equipment and Services - 3.1%
   14,400         ENSCO Int'l., Inc.                     631,152
   13,100         GlobalSantaFe Corp.                    654,869


Shares                                                    Value
----------------------------------------------------------------
   23,500         Halliburton Co.              $         668,575

                                                       1,954,596

Food and Staples Retailing - 2.2%
   20,500         Costco Wholesale Corp.               1,018,440
   15,100         Kroger Co.                             349,414

                                                       1,367,854

Health Care Providers and Services - 3.7%
    5,400         Caremark Rx, Inc.                      306,018
   14,800         Medco Health Solutions, Inc.*          889,628
   23,600         UnitedHealth Group, Inc.             1,161,120

                                                       2,356,766

Hotels, Restaurants and Leisure - 0.3%
    6,120         Wyndham Worldwide Corp.*               171,177

Information Technology Services - 1.2%
   23,000         Accenture Ltd. - Class A               729,330

Insurance - 6.1%
   15,300         Allstate Corp.                         959,769
   27,900         American Int'l. Group, Inc.          1,848,654
   12,000         Hartford Financial Svcs. Group, I    1,041,000

                                                       3,849,423

Machinery - 2.4%
   27,600         Illinois Tool Works, Inc.            1,239,240
    5,200         PACCAR, Inc.                           296,504

                                                       1,535,744

Media - 4.9%
   34,800         News Corp. - Class A                   683,820
   13,000         Omnicom Group, Inc.                  1,216,800
   50,600         The DIRECTV Group, Inc.*               995,808
    6,200         Univision Comm., Inc. - Class A*       212,908

                                                       3,109,336

Multi-Utilities - 1.8%
   21,900         NiSource, Inc.                         476,106
   12,600         Sempra Energy                          633,150

                                                       1,109,256

Oil, Gas and Consumable Fuels - 6.1%
   32,300         Exxon Mobil Corp.                    2,167,330
   21,900         Marathon Oil Corp.                   1,684,110

                                                       3,851,440

Pharmaceuticals - 5.8%
   36,300         Bristol-Myers Squibb Corp.             904,596
   13,000         Johnson & Johnson                      844,220
   37,500         Wyeth                                1,906,500

                                                       3,655,316

Real Estate Management and Development - 0.4%
   10,575         Realogy Corp.*                         239,841

Road and Rail - 1.9%
   16,700         Burlington Northern Santa Fe         1,226,448

Software - 4.0%
   51,500         Microsoft Corp.                      1,407,495


Shares                                                    Value
----------------------------------------------------------------
   51,800         Symantec Corp.*              $       1,102,304

                                                       2,509,799

Thrifts and Mortgage Finance - 1.8%
   17,100         Federal Home Loan Mortgage Corp.     1,134,243

Wireless Telecommunication Services - 1.9%
   71,274         Sprint Nextel Corp.                  1,222,349

                  Total Common Stocks                 60,441,990
                  (Cost $44,549,546)

Exchange-Traded Fund - 1.9%
    9,100         S&P Depositary Receipts Trust$       1,215,578
                  (Cost $1,160,068)


Principal
Amount                                                    Value
----------------------------------------------------------------
Repurchase Agreement - 1.0%
 $639,000         State Street Bank and Trust C$         639,000
                  repurchase agreement,
                  dated 9/29/2006, maturity
                  value $639,271 at
                  5.08%, due 10/2/2006(1)
                  (Cost $639,000)

Total Investments - 99.1%                             62,296,568
(Cost $46,348,614)
Cash, Receivables, and Other Assets                      567,784
     Less Liabilities - 0.9%

Net Assets - 100%                              $      62,864,352


*  Non-income producing security.
(1) The repurchase agreement is fully collateralized by $645,000 in U.S. Government Agency, 4.25%, due 4/16/2007, with a value of $653,735.
-------------------------------------------------------------------

The cost of investments owned at September 30, 2006 for federal income tax purposes was substantially the same as the cost for financial reporting purposes for the Fund. The gross unrealized appreciation and depreciation of investments excluding foreign currency and futures at September 30, 2006 were as follows:

Gross unrealized appreciation ................. $     16,359,356
Gross unrealized depreciation .................         (411,402)
						  --------------
Net unrealized appreciation ................... $     15,947,954
                                                  ==============
-------------------------------------------------------------------

The Guardian UBS VC Small Cap Value Fund

Schedule of Investments

September 30, 2006 (Unaudited)

Shares                                                    Value
----------------------------------------------------------------
Common Stocks - 96.9%
Aerospace and Defense - 3.8%
    8,700         Esterline Technologies Corp.*$         293,712
   14,200         Hexcel Corp.*                          200,930
    6,500         Triumph Group, Inc.                    275,275

                                                         769,917

Airlines - 1.0%
    8,700         AMR Corp.*                             201,318

Auto Components - 0.5%
    5,800         American Axle & Mfg. Hldgs., Inc.       96,802

Biotechnology - 0.4%
    5,700         Alkermes, Inc.*                         90,345

Building Products - 4.1%
    7,900         American Woodmark Corp.                266,151
    7,900         Elkcorp                                214,485
    5,000         Insteel Industries, Inc.                99,350
    9,800         Trex Co., Inc.*                        236,768

                                                         816,754

Capital Markets - 6.5%
   27,200         Apollo Investment Corp.                557,872
    2,200         GFI Group, Inc.*                       121,638
   12,200         Lazard Ltd.                            487,756
    5,200         optionsXpress Hldgs., Inc.             144,976

                                                       1,312,242

Commercial Banks - 7.1%
   13,500         Boston Private Financial Hldgs.,       376,380
    9,900         Colonial BancGroup, Inc.               242,550
    6,300         Cullen/Frost Bankers, Inc.             364,266
   16,100         Placer Sierra Bancshares               357,581
    3,700         South Financial Group, Inc.             96,311

                                                       1,437,088

Commercial Services and Supplies - 3.6%
    6,200         Coinstar, Inc.*                        178,436
    9,100         Heidrick & Struggles Int'l., Inc.      327,600
    8,300         McGrath Rentcorp                       212,480

                                                         718,516

Communications Equipment - 1.4%
    4,800         Harris Corp.                           213,552
    5,400         Ituran Location & Control Ltd.          77,490

                                                         291,042

Consumer Finance - 0.5%
    4,500         Dollar Financial Corp.*                 98,190

Containers and Packaging - 0.9%
   22,700         Caraustar Inds., Inc.*                 180,919

Diversified Consumer Services - 0.8%
    5,200         Jackson Hewitt Tax Svc., Inc.          156,052

Diversified Financial Services - 1.7%
   28,400         Primus Guaranty Ltd.*                  343,924

Electric Utilities - 1.7%
   12,300         Hawaiian Electric Inds., Inc.          332,838

Shares                                                    Value
----------------------------------------------------------------
Electrical Equipment - 0.7%
    3,400         Regal-Beloit Corp.           $         147,900

Electronic Equipment and Instruments - 1.6%
   12,600         Newport Corp.*                         205,380
    3,800         Park Electrochemical Corp.             120,384

                                                         325,764

Energy Equipment and Services - 3.8%
    7,600         Bristow Group, Inc.*                   261,440
    8,400         Dawson Geophysical Co.*                249,480
    3,400         Oceaneering Int'l., Inc.*              104,720
    5,700         Oil States Int'l., Inc.*               156,750

                                                         772,390

Food and Staples Retailing - 1.0%
    8,200         Nash Finch Co.                         192,946

Gas Utilities - 3.7%
    8,700         AGL Resources, Inc.                    317,550
   12,300         Equitable Resources, Inc.              430,254

                                                         747,804

Health Care Equipment and Supplies - 1.6%
    3,700         Cooper Cos., Inc.                      197,950
    5,000         Syneron Medical Ltd.*                  115,500

                                                         313,450

Health Care Providers and Services - 5.5%
    4,200         Amedisys, Inc.*                        166,614
   17,400         Centene Corp.*                         286,056
    3,800         LifePoint Hospitals, Inc.*             134,216
    8,100         Matria Healthcare, Inc.*               225,099
    4,300         Molina Healthcare, Inc.*               152,048
   11,400         Option Care, Inc.                      152,646

                                                       1,116,679

Hotels, Restaurants and Leisure - 2.3%
   20,600         Caribou Coffee Co., Inc.*              161,298
    7,800         Vail Resorts, Inc.*                    312,156

                                                         473,454

Household Durables - 3.9%
    6,400         Jarden Corp.*                          211,008
    9,700         Lifetime Brands, Inc.                  179,644
   15,400         Tempur-Pedic Int'l., Inc.*             264,418
    4,600         The Yankee Candle Co., Inc.            134,642

                                                         789,712

Insurance - 3.6%
    8,400         American Equity Investment Life H      103,068
    9,800         National Financial Partners Corp.      402,094
   15,900         Seabright Insurance Hldgs.*            222,123

                                                         727,285

Internet Software and Services - 2.2%
   41,100         Tumbleweed Comm. Corp.*                115,902
    5,600         Valueclick, Inc.*                      103,824
   10,100         Websense, Inc.*                        218,261

                                                         437,987

Shares                                                    Value
----------------------------------------------------------------
Leisure Equipment and Products - 1.8%
   26,200         Nautilus, Inc.               $         360,250

Machinery - 0.9%
    6,600         Briggs & Stratton Corp.                181,830

Media - 2.2%
    3,500         Saga Comm., Inc.*                       27,090
    6,400         Scholastic Corp.*                      199,360
   12,400         Valassis Communications, Inc.*         218,860

                                                         445,310

Multiline Retail - 0.6%
    8,400         Tuesday Morning Corp.                  116,592

Oil, Gas and Consumable Fuels - 3.1%
   14,000         Alpha Natural Resources, Inc.*         220,640
    5,500         EXCO Resources, Inc.*                   68,255
   10,300         Foundation Coal Hldgs., Inc.           333,411

                                                         622,306

Personal Products - 1.0%
    5,800         Chattem, Inc.*                         203,696

Pharmaceuticals - 0.5%
   10,000         Connetics Corp.*                       109,000

Real Estate Investment Trusts - 10.3%
   13,400         American Financial Realty Trust        149,544
   27,900         Capital Lease Fdg., Inc.               309,411
    9,800         Columbia Equity Trust, Inc.            163,170
   13,900         Felcor Lodging Trust, Inc.             278,695
    2,700         Healthcare Realty Trust                103,707
    7,200         Highland Hospitality Corp.             103,176
   16,500         Homebanc Corp.                         101,475
    4,600         LaSalle Hotel Pptys.                   199,364
   35,500         MFA Mtg. Investments, Inc.             264,475
   14,300         RAIT Investment Trust                  412,555

                                                       2,085,572

Real Estate Management and Development - 1.5%
    8,000         Trammell Crow Co.*                     292,080

Road and Rail - 2.3%
   10,025         Genesee & Wyoming, Inc.*               232,780
    6,100         YRC Worldwide, Inc.*                   225,944

                                                         458,724

Semiconductors and Semiconductor Equipment - 0.3%
    9,400         On Semiconductor Corp.*                 55,272

Software - 1.5%
    1,700         Micros Systems, Inc.*                   83,164
   21,000         Secure Computing Corp.*                132,930
    5,400         Witness Systems, Inc.*                  94,662

                                                         310,756

Textiles, Apparel and Luxury Goods - 1.9%
    5,500         Movado Group, Inc.                     139,810
   11,500         True Religion Apparel, Inc.*           242,765

                                                         382,575

Shares                                                    Value
----------------------------------------------------------------
Thrifts and Mortgage Finance - 1.0%
    7,800         BankUnited Financial Corp. - $         203,346

Trading Companies and Distributors - 2.9%
    8,300         Interline Brands, Inc.*                204,844
    7,800         United Rentals, Inc.*                  181,350
    4,200         Watsco, Inc.                           193,242

                                                         579,436

Wireless Telecommunication Services - 1.2%
   14,800         @ Road, Inc.*                           86,432
   19,100         InPhonic, Inc.*                        151,272

                                                         237,704

                  Total Common Stocks                 19,535,767
                  (Cost $18,254,187)

Principal                                                 Value
Amount
----------------------------------------------------------------
Repurchase Agreement - 1.8%
 $363,000         State Street Bank and Trust C$         363,000
                  repurchase agreement,
                  dated 9/29/06, maturity
                  value $363,154 at
                  5.08%, due 10/2/2006(1)
                  (Cost $363,000)

Total Investments - 98.7%                             19,898,767
(Cost $18,617,187)
Cash, Receivables, and Other Assets Less Liabilitie      265,805

Net Assets - 100%                              $      20,164,572


*  Non-income producing security.

(1) The repurchase agreement is fully collateralized by $363,000 in U.S. Government Agency, 6.875%, due 9/15/2010, with a value of $374,934.
-------------------------------------------------------------------

The cost of investments owned at September 30, 2006 for federal income tax purposes was substantially the same as the cost for financial reporting purposes for the Fund. The gross unrealized appreciation and depreciation of investments excluding foreign currency and futures at September 30, 2006 were as follows:

Gross unrealized appreciation ................. $      2,192,594
Gross unrealized depreciation .................         (911,014)
					          --------------
Net unrealized appreciation ................... $      1,281,580
                                                  ==============
-------------------------------------------------------------------

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's certifying officers have evaluated the registrant's disclosure controls and procedures as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the 1940 Act) within 90 days of the filing date of this document and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's certifying officers are aware of no changes in the registrant's internal control over financial reporting (as defined in
         rule 30a-3(d) under the 1940 Act)   that occurred during the
         registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Guardian Variable Contract Funds, Inc





By:    /s/ Thomas G. Sorell
          --------------------------------
         Thomas G. Sorell
         President of
         The Guardian Variable Contract Funds, Inc


Date:     October 30, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     /s/ Thomas G. Sorell
         ----------------------------------
          Thomas G. Sorell
          President of
          The Guardian Variable Contract Funds, Inc


Date:    October 30, 2006





By:   /s/ John H. Walter
           --------------------------------
           John H. Walter
           Vice President and Treasurer of
           The Guardian Variable Contract Funds, Inc


Date:     October 30, 2006